Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

At June 30, 2022, accounts payable and accrued liabilities included $144,804 (December 31, 2021 - $13,831) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the six months ended June 30, 2022, management fees of $463,325 (2021 - $123,254) and director fees of $36,000 (2021 - $Nil) were incurred to related parties.

During the six months ended June 30, 2022, the Company issued 2,000,000 (2021 - 1,416,667) units for the settlement of accounts payable owed to related parties in the amount of $242,513 (2021 - $70,833), resulting in no gain or loss.

During the six months ended June 30, 2022, the Company issued Nil (2021 - 5,146,667) common shares relating to the exercise of Nil (2021 – 4,476,667) warrants and Nil (2021 – 670,000) options held by related parties. As consideration, the Company entered into promissory note agreements with the related parties for total principal receivable by the Company of $Nil (2021 - $518,820 (CAD$648,078)). Refer to Note 11.

As at June 30, 2022, notes receivable included $522,817 (December 31, 2021 - $517,985) due from related parties. The amounts are unsecured, bear interest at 5% per annum and mature between one to two years from grant.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)